UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
615 East Michigan St.
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end: June 30, 2007

Date of reporting period: June 30, 2007

Item 1. Report to Stockholders.

INNOVATE. DELIVER.

High Pointe Select Value Fund
High Pointe Small Cap Equity Fund

ANNUAL REPORT
June 30, 2007

High Pointe Funds
One North LaSalle, Suite 2001
Chicago, Illinois  60602
Shareholder Services 800.984.1099

August 21, 2007

Dear Shareholder:

I am pleased to have the opportunity to share with you my thoughts regarding the economic environment, our investment strategy, and the performance of High Pointe funds.

Economic Environment
Propelled by better-than-expected earnings growth, the S&P 500 Index produced a return of 6.3% during the last quarter. As with all earnings cycles, the current expansion in corporate profits appears to be reaching a point of maturation for the U.S. market. After growing 30% a year for the last five years, future projections are for a modest growth of 7% to 8% annually.

Unlike the last sixty years, this time the world economy is expected to continue to grow strongly without full participation by the U.S. We have seen some evidence of that over the last four years. As illustrated below, since 2002, economies outside of the U.S. have been growing at a rate almost twice that of the U.S., whereas during the prior decade the U.S. carried the world on its back in terms of the burden of economic growth.

Source: International Monetary Fund

The International Monetary Fund estimates that over the next two years global growth will slow down, but non-U.S. markets will continue to grow at a faster pace than the U.S. (7.4% vs. 4.3%). Most of this growth will come in emerging economies where a growing labor force and an infusion of outside capital are providing the momentum.

Four of the biggest emerging economies leading the charge are that of Brazil, Russia, India and China (together known as “BRIC countries”). In a recent article entitled The New New World Order, the respected magazine Foreign Affairs noted that the “annual growth in combined national income of BRIC countries will be greater than that from the United States, Japan, Germany, the United Kingdom, and Italy combined; by 2025, it will be twice that of the G-7 (the group of highly industrialized countries).”  The article notes further that “by 2025, China and India will have the world's second- and fourth-largest economies, respectively. Such growth is opening the way for a multi-polar era in world politics.”

This phenomenon likely will lead to some decline in United States’ dominance of world affairs. However, it does not mean that U.S. companies need to suffer. U.S. companies have shown time and again their adaptability to new environments and new challenges. Data show that they are already preparing for and taking advantage of the new global opportunity set.

As shown to the right, U.S. companies, as represented by the S&P 500 Index, generated 29% of their 2006 fiscal revenue from overseas. During the last four years, overseas operations have accounted for 40% of the growth in total revenues for U.S. companies.

Non-U.S. Revenue for Fiscal 2006
S&P 500 Index
Sector	Non-U.S.
Information Technology	53%
Telecommunications Services	44%
Consumer Staples	32%
Health Care	31%
Materials	29%
Energy	28%
Utilities	27%
Financials	26%
Industrials	26%
Consumer Discretionary	24%

Total	29%

Source:  Worldscope; Thomson Financial

These data also highlight the fact that information technology and telecommunications services sectors stand out with substantially above-average contributions from non-U.S. operations. This is not completely surprising because these sectors possess strong intangible assets (intellectual property) which can be easily exported. We believe U.S. corporations’ greatest assets in their quest to profit from global opportunities are their investment capital and their intangible assets.

As U.S. economic momentum slows, we believe large cap, global, blue chip growth companies offer investors a better opportunity than cyclical or small cap companies focused primarily within national boundaries. We believe globally-oriented, blue chip U.S. firms should continue to capitalize on non-U.S. economic growth by deploying additional capital overseas. Given the maturity of the U.S. economic expansion, we believe that the geographic diversification of corporate earnings, as well as the ability to leverage strong intangible assets, will become more important indicators of business quality.

Fund Performance
The performance of High Pointe funds for the fiscal year is summarized below. A discussion of our investment strategy and performance follows in the next section.

High Pointe Funds Investment Performance
For Periods Ending June 30, 2007
Last 12
Months
High Pointe Select Value Fund (HPSVX)	16.37%
Russell 1000 Value Index	21.87%

High Pointe Small Cap Equity Fund (HPSCX)	17.71%
Russell 2000 Index	16.43%

Investment Strategy

High Pointe Select Value Fund
Our Select Value strategy identifies stocks whose valuation does not accurately reflect our assessment of the quality of the underlying businesses and their growth prospects. Our assessment of business quality takes into account companies’ intangible assets such as barriers to entry, degree of competition, pricing power, etc. Typically, this process leads us to underweight commodity-oriented sectors such as energy and raw materials, as well as highly regulated sectors such as utilities.

Underweighting energy, raw materials, and utilities sectors has had a significant negative influence on our relative performance during the last 12 months as these three sectors have been among the best performers.

In addition, a few health care holdings, Omnicare, Boston Scientific, and Sanofi-Aventis, also detracted from performance. Omnicare suffered from an earnings shortfall. Boston Scientific came under pressure following the publication of a study showing that drug-coated stents, which have become the new standard for angioplasty, may increase the risk of blood clotting in some cases. Sanofi-Aventis was adversely impacted by a negative trial for a potential blockbuster drug. We rebalanced back into each of these stocks given the short-term interruption in performance, as we believe they are undervalued relative to their long-term prospects.

Several of our information technology and financial holdings appreciated meaningfully during the year. They include EMC, Microsoft, XL Capital, Fannie Mae, and AIG. In particular, EMC benefited from improved execution, strong industry fundamentals, and synergies resulting from acquisitions completed during the last several years. We continue to hold each of these stocks in the portfolio.

Our current portfolio emphasizes technology, health care, and consumer sectors relative to the Russell 1000 Value Index, and deemphasizes energy, materials, and utilities sectors.

High Pointe Small Cap Equity Fund
High Pointe Small Cap Equity Fund also seeks investment opportunities in companies whose valuations, in our opinion, do not adequately reflect their quality and growth characteristics. Often these companies are major players in niche industries and enjoy significant competitive advantages.

Our sector exposures relative to the Russell 2000 Index added to performance during the year ended June 30, 2007. The most notable was our underweight to financials and our overweight to consumer discretionary sectors. We continue to maintain these sector exposures along with an overweight to the information technology sector.

Stock selection produced mixed results with strength in information technology, industrial, and financials holdings being offset by weakness in consumer discretionary sector investments. Top picks during the year ended June 30, 2007 included Avnet, Maximus, United Stationers, and Kennametal, while key detractors were Openwave, Nautilus, Cumulus, and Jackson Hewitt. Avnet was sold during the year due to its significant increase in market cap.

The portfolio benefited from a healthy mergers and acquisitions market with the following companies being acquired during the year: Adesa, American Power Conversions, Gtech Holdings, Readers Digest, and United Surgical Partners.

Some new positions in the portfolio are Atwood Oceanics, BearingPoint, Charming Shoppes, Nelnet, and Sanmina-SCI.

* * * * *

We are pleased and grateful to have you as a client and look forward to communicating our results to you via our semi-annual report in February 2008.

Sincerely,

Gautam Dhingra, CFA
Portfolio Manager
CEO, High Pointe Capital Management, LLC

The information provided herein represents the opinion of High Pointe Capital management, LLC and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Mutual Fund investing involves risk. Principal loss is possible. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. The Fund invests in smaller companies, which involve additional risks such as limited liquidity and greater volatility.

Fund holdings and/or sector allocations are subject to change at any time and are not recommendations to buy or sell any security. Please refer to the Schedule of Investments in the report for more information on fund holdings.

The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index. Russell 3000 Index measures the performance of the 3,000 largest US companies based on total market capitalization. The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index. The S&P 500 Index is a broad-based, unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. You cannot invest directly in an index. (8/07)

High Pointe Funds

High Pointe Select Value Fund
Comparison of the change in value of a $10,000 investment in the
High Pointe Select Value Fund vs the Russell 1000 Value Index

Total Return:
	1 Year	Since Inception*
High Pointe Select Value Fund	16.37%	8.30%
Russell 1000 Value Index	21.87%	14.03%
Gross Expense Ratio: 1.63%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-984-1099.

Returns reflect reinvestment of dividends and capital gains distributions.  Fee waivers are in effect.  In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gains distributions, or redemption of Fund shares.  Performance data shown does not reflect the 1% redemption fee imposed on shares held for less than 90 days. If it did, total returns would be reduced.  Indices do not incur expenses and are not available for investment.

The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

*  Commencement of operations on December 28, 2004.

Foreign securities typically involve greater volatility and political, economic and currency risks and differences in accounting methods than domestic securities. Small- and medium capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies.

High Pointe Funds

High Pointe Small Cap Equity Fund
Comparison of the change in value of a $10,000 investment in the High Pointe Small Cap Equity Fund vs the Russell 2000 Index and the Russell 2500 Index

Total Return:
	1 Year	Since Inception*
High Pointe Small Cap Equity Fund	17.71%	12.31%
Russell 2000 Index	16.43%	11.46%
Russell 2500 Index	18.74%	13.23%
Gross Expense Ratio: 4.14%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-984-1099.

Returns reflect reinvestment of dividends and capital gains distributions.  Fee waivers are in effect.  In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gains distributions, or redemption of Fund shares.  Performance data shown does not reflect the 2% redemption fee imposed on shares held for less than 90 days.  If it did, total returns would be reduced.  Indices do not incur expenses and are not available for investment.

The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 2500 Index measures the performance of the 2,500 smallest companies in the Russell 3000 Index.

*  Commencement of operations on December 28, 2004.

Foreign securities typically involve greater volatility and political, economic and currency risks and differences in accounting methods than domestic securities. Small- and medium capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies.

High Pointe Funds

EXPENSE EXAMPLE – June 30, 2007 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/1/07 – 6/30/07).

Actual Expenses

The first set of lines of the table below provide information about actual account values and actual expenses, with actual net expenses being limited to 1.00% for the Select Value Fund and 1.15% for the Small Cap Equity Fund per the advisory agreement.  Although the Funds charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  The example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of lines of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

High Pointe Funds

EXPENSE EXAMPLE – June 30, 2007 (Unaudited), Continued

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	1/1/07	6/30/07	1/1/07 – 6/30/07*
Actual
Select Value Fund	$1,000.00	$1,028.80	$5.03
Small Cap Equity Fund	$1,000.00	$1,077.40	$5.92
Hypothetical (5% return
before expenses)
Select Value Fund	$1,000.00	$1,019.84	$5.01
Small Cap Equity Fund	$1,000.00	$1,019.09	$5.76

*
Expenses are equal to an annualized expense ratio of 1.00% for the Select Value Fund and 1.15% for the Small Cap Equity Fund, multiplied by the average account value over the period, multiplied by 181 (days in the most recent fiscal half-year)/365 days (to reflect the one-half year period).

High Pointe Funds

ALLOCATION OF PORTFOLIO ASSETS – June 30, 2007 (Unaudited)

High Pointe Select Value Fund

High Pointe Small Cap Equity Fund

High Pointe Select Value Fund

SCHEDULE OF INVESTMENTS at June 30, 2007

Shares	COMMON STOCKS: 99.0%	Value
	Beverages: 4.3%
21,700	Molson Coors Brewing Co., Class B	$2,006,382
	Communications Equipment: 3.8%
123,900	Alcatel-Lucent - ADR	1,734,600
	Computers & Peripherals: 7.7%
71,300	Dell, Inc. (a)	2,035,615
85,000	EMC Corp. (a)	1,538,500
		3,574,115
	Consumer Finance: 3.6%
21,400	Capital One Financial Corp.	1,678,616
	Diversified Financial Services: 5.0%
44,700	Citigroup, Inc.	2,292,663
	Diversified Telecommunication Services: 4.6%
102,300	Sprint Nextel Corp.	2,118,633
	Food & Staples Retailing: 5.0%
48,250	Wal-Mart Stores, Inc.	2,321,308
	Health Care Equipment & Supplies: 4.1%
124,300	Boston Scientific Corp. (a)	1,906,762
	Health Care Providers & Services: 9.2%
54,400	Omnicare, Inc.	1,961,664
44,450	UnitedHealth Group, Inc.	2,273,173
		4,234,837
	Hotels, Restaurants & Leisure: 1.7%
21,720	Wyndham Worldwide Corp. (a)	787,567
	Industrial Conglomerates: 4.9%
66,900	Tyco International Ltd.	2,260,551
	Insurance: 12.0%
32,800	American International Group, Inc.	2,296,984
66,100	Conseco, Inc. (a)	1,380,829
22,050	XL Capital Ltd., Class A (b)	1,858,594
		5,536,407
	Media: 3.0%
48,850	Comcast Corp., Class A (a)	1,373,662
	Pharmaceuticals: 4.1%
46,550	Sanofi-Aventis - ADR	1,874,569

The accompanying notes are an integral part of these financial statements.

High Pointe Select Value Fund

SCHEDULE OF INVESTMENTS at June 30, 2007, Continued

Shares		Value
	Software: 7.2%
55,200	Microsoft Corp.	$1,626,744
84,950	Oracle Corp. (a)	1,674,364
		3,301,108
	Specialty Retail: 7.4%
51,800	Home Depot, Inc.	2,038,330
52,400	Rent-A-Center, Inc. (a)	1,374,452
		3,412,782
	Thrifts & Mortgage Finance: 11.4%
49,800	Countrywide Financial Corp.	1,810,230
23,800	Fannie Mae	1,444,660
30,600	Freddie Mac	1,999,098
		5,253,988
	TOTAL COMMON STOCKS
	(Cost $41,466,980)	45,668,550

	SHORT-TERM INVESTMENTS: 0.00%
354	Fidelity Institutional Money
	Market Portfolio	354
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $354)	354

	TOTAL INVESTMENTS IN SECURITIES
	(Cost $41,467,334): 99.0%	45,668,904
	Other Assets in Excess of Liabilities: 1.00%	451,680
	NET ASSETS: 100.0%	$46,120,584

ADR – American Depositary Receipt.
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign issuer.

The accompanying notes are an integral part of these financial statements.

High Pointe Small Cap Equity Fund

SCHEDULE OF INVESTMENTS at June 30, 2007

Shares	COMMON STOCKS: 99.9%	Value
	Aerospace & Defense: 2.8%
2,800	Esterline Technologies Corp. (a)	$135,268
	Automobiles: 2.5%
13,400	Fleetwood Enterprises, Inc. (a)	121,270
	Beverages: 2.5%
8,200	Cott Corp. (a)(b)	117,998
	Building Products: 2.1%
2,950	Simpson Manufacturing Co., Inc.	99,533
	Chemicals: 4.9%
1,850	Cytec Industries, Inc.	117,974
5,900	Hercules, Inc. (a)	115,935
		233,909
	Commercial Services & Supplies: 2.8%
2,000	United Stationers, Inc. (a)	133,280
	Computers & Peripherals: 4.8%
3,450	Avid Technology, Inc. (a)	121,957
2,050	Diebold, Inc.	107,010
		228,967
	Containers & Packaging: 2.7%
5,250	Crown Holdings, Inc. (a)	131,093
	Diversified Financial Services: 2.3%
4,450	Nelnet, Inc. - Class A	108,758
	Electromedical &
	Electrotherapeutic Apparatus: 2.0%
3,750	Syneron Medical Ltd. (a)(b)	93,562
	Electronic Equipment & Instruments: 4.6%
37,050	Sanmina-SCI Corp. (a)	115,966
28,000	Solectron Corp. (a)	103,040
		219,006
	Energy Equipment & Services: 2.6%
1,800	Atwood Oceanics, Inc. (a)	123,516
	Food Products: 2.2%
8,750	Del Monte Foods Co.	106,400
	Health Care Equipment & Supplies: 2.3%
2,100	Cooper Companies, Inc.	111,972

The accompanying notes are an integral part of these financial statements.

High Pointe Small Cap Equity Fund

SCHEDULE OF INVESTMENTS at June 30, 2007, Continued

Shares		Value
	Hotels, Restaurants & Leisure: 2.3%
2,750	Speedway Motorsports, Inc.	$109,945
	Industrial Conglomerates: 2.3%
3,800	Walter Industries, Inc.	110,048
	Insurance: 9.1%
8,350	Conseco, Inc. (a)	174,432
2,200	RenaissanceRe Holdings Ltd. (b)	136,378
4,100	Security Capital Assurance Ltd. (b)	126,567
		437,377
	Internet Software & Services: 1.0%
7,650	Openwave Systems, Inc. (a)	47,889
	IT Services: 4.8%
18,200	BearingPoint, Inc. (a)	133,042
2,200	MAXIMUS, Inc.	95,436
		228,478
	Leisure Equipment & Products: 4.4%
8,700	Nautilus, Inc.	104,748
2,650	RC2 Corp. (a)	106,026
		210,774
	Machinery: 5.2%
1,800	Kennametal, Inc.	147,654
6,574	Mueller Water Products, Inc., Class B	98,610
		246,264
	Media: 6.1%
6,233	Cumulus Media, Inc., Class A (a)	58,279
4,000	Entercom Communications Corp., Class A	99,560
3,750	Scholastic Corp. (a)	134,775
		292,614
	Oil, Gas & Consumable Fuels: 2.5%
5,800	Alpha Natural Resources, Inc. (a)	120,582
	Real Estate: 1.7%
4,500	American Home Mortgage Investment Corp.	82,710
	Semiconductor &
	Semiconductor Equipment: 2.3%
3,100	Cabot Microelectronics Corp. (a)	110,019

The accompanying notes are an integral part of these financial statements.

High Pointe Small Cap Equity Fund

SCHEDULE OF INVESTMENTS at June 30, 2007, Continued

Shares		Value
	Software: 3.2%
3,850	Fair Isaac Corp.	$154,462
	Specialized Consumer Services: 2.6%
4,450	Jackson Hewitt Tax Service, Inc.	125,089
	Specialty Retail: 8.6%
11,750	Charming Shoppes, Inc. (a)	127,253
6,600	Foot Locker, Inc.	143,880
5,250	Rent-A-Center, Inc. (a)	137,708
		408,841
	Textiles, Apparel & Luxury Goods: 2.7%
5,200	Timberland Co. (a)	130,988
	TOTAL COMMON STOCKS
	(Cost $4,592,450)	4,780,612

	SHORT-TERM INVESTMENTS: 0.9%
45,248	Fidelity Institutional Money
	Market Portfolio	45,248
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $45,248)	45,248

	TOTAL INVESTMENTS IN SECURITIES
	(Cost $4,637,698): 100.8%	4,825,860
	Liabilities in Excess of Other Assets: (0.8%)	(39,298)
	NET ASSETS: 100.0%	$4,786,562

(a)	Non-income producing security.
(b)	U.S. traded security of a foreign issuer.

The accompanying notes are an integral part of these financial statements.

High Pointe Funds

STATEMENTS OF ASSETS AND LIABILITIES at June 30, 2007

	High Pointe	High Pointe
	Select Value	Small Cap
	Fund	Equity Fund
ASSETS
Investments in securities, at value (identified
cost $41,467,334 and $4,637,698, respectively)	$45,668,904	$4,825,860
Cash	32,396	484
Receivables for:
Fund shares sold	11,053	15
Securities sold	1,674,149	817,259
Dividends and interest	45,469	10,002
Due from Advisor (Note 3)	—	5,200
Prepaid expenses	7,465	5,977
Total assets	47,439,436	5,664,797
LIABILITIES
Payables for:
Fund shares purchased	15,148	—
Securities purchased	—	850,764
Bank borrowings (Note 5)	1,244,000	—
Advisory fee	20,963	—
Audit fees	17,300	17,300
Fund accounting fees	5,353	3,441
Administration fees	4,737	2,466
Transfer agent fees and expenses	4,458	2,238
Shareholder reporting	2,700	364
Custody fees	1,599	653
Legal fees	1,391	857
Chief Compliance Officer fee	914	96
Accrued other expenses	289	56
Total liabilities	1,318,852	878,235
NET ASSETS	$46,120,584	$4,786,562
CALCULATION OF NET ASSET
VALUE PER SHARE
Net assets applicable to shares outstanding	$46,120,584	$4,786,562
Shares issued and outstanding [unlimited number
of shares (par value $0.01) authorized]	3,916,063	424,777
Net asset value, offering and
redemption price per share	$11.78	$11.27
COMPONENTS OF NET ASSETS
Paid-in capital	$39,626,958	$4,253,702
Undistributed net investment income	89,257	7,712
Accumulated net realized gain on investments	2,202,799	336,986
Net unrealized appreciation on investments	4,201,570	188,162
Net assets	$46,120,584	$4,786,562

The accompanying notes are an integral part of these financial statements.

High Pointe Funds

STATEMENTS OF OPERATIONS For the Year Ended June 30, 2007

	High Pointe	High Pointe
	Select Value	Small Cap
	Fund	Equity Fund
INVESTMENT INCOME
Income
Dividends (net of withholding taxes
of $14,669 and $0, respectively)	$595,432	$53,858
Interest	22,256	4,613
Total income	617,688	58,471
Expenses
Advisory fees (Note 3)	474,919	44,139
Administration fees (Note 3)	56,990	29,999
Fund accounting fees	34,013	26,367
Transfer agent fees and expenses (Note 3)	26,107	19,451
Audit fees	17,300	17,300
Custody fees (Note 3)	14,361	4,182
Registration fees	10,027	6,221
Legal fees	9,327	4,874
Trustee fees	7,195	5,284
Insurance expense	6,744	4,228
Chief Compliance Officer fee (Note 3)	6,335	588
Reports to shareholders	5,806	692
Interest expense (Note 5)	3,382	—
Miscellaneous	3,045	1,676
Total expenses	675,551	165,001
Less: advisory fee waiver
and reimbursement (Note 3)	(197,250)	(114,242)
Net expenses	478,301	50,759
Net investment income	139,387	7,712

REALIZED AND UNREALIZED
GAIN ON INVESTMENTS
Net realized gain on investments	2,498,182	436,930
Net change in unrealized
appreciation on investments	4,481,367	278,404
Net realized and unrealized gain on investments	6,979,549	715,334
Net Increase in Net Assets
Resulting from Operations	$7,118,936	$723,046

The accompanying notes are an integral part of these financial statements.

High Pointe Select Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	June 30, 2007	June 30, 2006
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$139,387	$142,784
Net realized gain on investments	2,498,182	963,911
Net change in unrealized appreciation
(depreciation) on investments	4,481,367	(597,815)
Net increase in net assets
resulting from operations	7,118,936	508,880
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(160,363)	(46,752)
From net realized gain on investments	(958,486)	(388,974)
Total distributions to shareholders	(1,118,849)	(435,726)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived
from net change in outstanding shares (a)	(2,158,170)	33,457,553
Total increase in net assets	3,841,917	33,530,707
NET ASSETS
Beginning of year	42,278,667	8,747,960
End of year	$46,120,584	$42,278,667
Accumulated net investment income	$89,257	$110,233

(a)   A summary of share transactions is as follows:

	Year Ended		Year Ended
	June 30, 2007		June 30, 2006
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	711,586	$7,922,612	3,446,910	$35,734,424
Shares issued on
reinvestments of
distributions	90,463	1,033,993	39,112	402,853
Shares redeemed*	(972,751)	(11,114,775)	(255,731)	(2,679,724)
Net increase (decrease)	(170,702)	$(2,158,170)	3,230,291	$33,457,553
* Net of redemption
fees of		$156		$—

The accompanying notes are an integral part of these financial statements.

High Pointe Small Cap Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	June 30, 2007	June 30, 2006
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income (loss)	$7,712	$(14,443)
Net realized gain on investments	436,930	574,715
Net change in unrealized appreciation
(depreciation) on investments	278,404	(229,910)
Net increase in net assets
resulting from operations	723,046	330,362
DISTRIBUTIONS TO SHAREHOLDERS
From net realized gain on investments	(486,780)	(208,753)
Total distributions to shareholders	(486,780)	(208,753)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	306,880	1,348,753
Total increase in net assets	543,146	1,470,362
NET ASSETS
Beginning of year	4,243,416	2,773,054
End of year	$4,786,562	$4,243,416
Accumulated net investment income	$7,712	$—

(a)    A summary of share transactions is as follows:

	Year Ended		Year Ended
	June 30, 2007		June 30, 2006
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	18,437	$195,155	134,908	$1,475,666
Shares issued on
reinvestments of
distributions	45,270	471,260	19,957	208,753
Shares redeemed*	(33,158)	(359,535)	(29,948)	(335,666)
Net increase	30,549	$306,880	124,917	$1,348,753
* Net of redemption
fees of		$1		$503

The accompanying notes are an integral part of these financial statements.

High Pointe Select Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

			December 28,
			2004*
	Year Ended	Year Ended	through
	June 30, 2007	June 30, 2006	June 30, 2005
Net asset value, beginning of period	$10.35	$10.21	$10.00
Income from investment operations:
Net investment income	0.03 ^	0.05 ^	0.02	^
Net realized and unrealized
gain on investments	1.66	0.23	0.19
Total from investment operations	1.69	0.28	0.21
Less distributions:
From net investment income	(0.04)	(0.01)	—
From net realized
gain on investments	(0.22)	(0.13)	—
Total distributions	(0.26)	(0.14)	—
Redemption fees retained	0.00 #^	—	0.00	#^
Net asset value, end of period	$11.78	$10.35	$10.21
Total return	16.37%	2.75%	2.10	%‡
Ratios/supplemental data:
Net assets, end of period (thousands)	$46,121	$42,279	$8,748
Ratio of expenses to average
net assets, including interest expense:
Before expense reimbursement	1.42%	1.63%	3.51	%†
After expense reimbursement	1.01%	1.00%	1.00	%†
Ratio of expenses to average
net assets, excluding interest expense:
Before expense reimbursement	1.41%	1.63%	3.51	%†
After expense reimbursement	1.00%	1.00%	1.00	%†
Ratio of interest expense
to average net assets	0.01%	—	—
Ratio of net investment
income (loss) to average net assets:
Before expense reimbursement	(0.12)%	(0.13)%	(2.03	)%†
After expense reimbursement	0.29%	0.50%	0.48	%†
Portfolio turnover rate	41.27%	58.93%	28.19	%‡

*	Commencement of operations.
†	Annualized.
‡	Not annualized.
#	Amount is less than $0.01.
^	Based on average shares outstanding.

The accompanying notes are an integral part of these financial statements.

High Pointe Small Cap Equity Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

			December 28,
			2004*
	Year Ended	Year Ended	through
	June 30, 2007	June 30, 2006	June 30, 2005
Net asset value, beginning of period	$10.76	$10.30	$10.00
Income from investment operations:
Net investment income (loss)	0.02 ^	(0.04)^	(0.02	)^
Net realized and unrealized
gain on investments	1.78	1.09	0.29
Total from investment operations	1.80	1.05	0.27
Less distributions:
From net realized
gain on investments	(1.29)	(0.59)	—
Total distributions	(1.29)	(0.59)	—
Redemption fees retained	0.00 #^	0.00 #^	0.03	^
Net asset value, end of period	$11.27	$10.76	$10.30
Total return	17.71%	10.31%	3.00	%‡
Ratios/supplemental data:
Net assets, end of period (thousands)	$4,787	$4,243	$2,773
Ratio of expenses
to average net assets:
Before expense reimbursement	3.73%	4.14%	9.83	%†
After expense reimbursement	1.15%	1.15%	1.15	%†
Ratio of net investment income (loss)
to average net assets:
Before expense reimbursement	(2.40)%	(3.35)%	(9.05	)%†
After expense reimbursement	0.18%	(0.36)%	(0.37	)%†
Portfolio turnover rate	58.66%	118.67%	65.41	%‡

*	Commencement of operations.
†	Annualized.
‡	Not annualized.
#	Amount is less than $0.01.
^	Based on average shares outstanding.

The accompanying notes are an integral part of these financial statements.

High Pointe Funds

NOTES TO FINANCIAL STATEMENTS at June 30, 2007

NOTE 1 – ORGANIZATION

High Pointe Funds are a series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 as diversified, open-end management investment companies.  The accompanying financial statements include the High Pointe Select Value Fund (“Select Value Fund”) and the High Pointe Small Cap Equity Fund (“Small Cap Equity Fund”) (each a “Fund” and collectively the “Funds”).

The investment objective of the Select Value Fund is to seek long-term capital appreciation by investing mainly in medium and large-capitalization companies whose stocks are considered by High Pointe Capital Management, LLC (the “Advisor”) to be undervalued.

The investment objective of the Small Cap Equity Fund is to seek long-term capital appreciation by normally investing in 30 – 50 small cap equity securities diversified across a minimum of 10 industries.

Both Funds began operations on December 28, 2004.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation: The Funds’ investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter (“OTC”) securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent trade price.  Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees. These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  Short-term investments are valued at amortized cost, which approximates market value. Investments in other mutual funds are valued at their net asset value.

High Pointe Funds

NOTES TO FINANCIAL STATEMENTS at June 30 2007, Continued

B.
Federal Income Taxes: It is the Funds’ policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no Federal income tax provision is required.

C.
Security Transactions, Dividends and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent such amounts are reclassified within the capital accounts based on their Federal tax treatment.

D.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

E.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.  For the fiscal year ended June 30, 2007, there were no reclassifications of the capital accounts.

F.
Redemption Fees: The Select Value Fund charges a 1.00% redemption fee to shareholders who redeem shares held for less than 90 days, while the Small Cap Equity Fund charges a 2.00% redemption fee to shareholders who redeem shares held for less than 90 days. Such fees are retained by the Funds and accounted for as an addition to paid-in capital.

G.
New Accounting Pronouncements: On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the

High Pointe Funds

NOTES TO FINANCIAL STATEMENTS at June 30 2007, Continued

course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  Application of FIN 48 is required as of the date of the last Net Asset Value (“NAV”) calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006.  The Funds will apply FIN 48 to all open tax years on the date of adoption, which is expected to be December 31, 2007.  The Funds are currently evaluating the impact, if any, of applying the various provisions of FIN 48.

In September 2006, FASB issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.  SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.  The Funds believe the adoption of SFAS 157 will have no material impact on their financial statements.

NOTE 3 – -INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the year ended June 30, 2007, the Advisor provided the Funds with investment management services under an Investment Advisory Agreement.  The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Funds.  As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of each Fund.  For the year ended June 30, 2007 the Select Value Fund and the Small Cap Equity Fund incurred $474,919 and $44,139, respectively in advisory fees.

The Funds are responsible for its own operating expenses.  The Advisor has agreed to reduce fees payable to it by the Funds and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses to 1.00% of average daily net assets of the Select Value Fund and 1.15% of average daily net assets of the Small Cap Equity Fund.  Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses.  The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.

High Pointe Funds

NOTES TO FINANCIAL STATEMENTS at June 30 2007, Continued

Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  For the year ended June 30, 2007, the Advisor reduced its fees and absorbed Fund expenses in the amount of $197,250 for the Select Value Fund and $114,242 for the Small Cap Equity Fund.

Cumulative expenses subject to recapture pursuant to the aforementioned conditions and the year of expiration are as follows:

	2008	2009	2010	Total
Select Value Fund	$75,247	$180,296	$197,250	$452,793
Small Cap Equity Fund	$73,985	$119,705	$114,242	$307,932

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  For the year ended June 30, 2007, the Select Value Fund and the Small Cap Equity Fund incurred $56,990 and $29,999, respectively, in administration fees.

U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Funds.  For the year ended June 30, 2007, the Select Value Fund incurred $34,013 in fund accounting fees and $18,010 in transfer agent fees.  For the year ended June 30, 2007, the Small Cap Equity Fund incurred $26,367 in fund accounting fees and $16,871 in transfer agent fees.  U.S. Bank, N.A., an affiliate of USBFS, serves as the Funds’ custodian. For the year ended June 30, 2007 the Select Value Fund and Small Cap Equity Fund incurred $14,361 and $4,182, respectively, in custody fees.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Trust are employees of the Administrator.

For the year ended June 30, 2007, the Select Value Fund and the Small Cap Equity Fund were allocated $6,335 and $588, respectively, of the Chief Compliance Officer fee.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the year ended June 30, 2007, the cost of purchases, excluding short-term securities, for the Select Value Fund and Small Cap Equity Fund were

High Pointe Funds

NOTES TO FINANCIAL STATEMENTS at June 30 2007, Continued

$19,298,675 and $2,553,889, respectively. The proceeds from sales of securities, excluding short-term securities, for the Select Value Fund and Small Cap Equity Fund were $22,626,255 and $2,630,641, respectively.

NOTE 5 – LINE OF CREDIT

The Select Value Fund and Small Cap Equity Fund have a line of credit in the amount of $10,000,000 and $1,275,000, respectively.  These lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Funds’ custodian, U.S. Bank, N.A.  For the year ended June 30, 2007, the Select Value Fund had an outstanding average daily balance and a weighted average interest rate of $43,527 and 8.25%, respectively. The maximum amount outstanding for the Select Value Fund during the year ended June 30, 2007 was $3,225,000. For the year ended June 30, 2007, the Small Cap Equity Fund did not draw upon the line of credit.

NOTE 6 – INCOME TAXES

Net investment income/(loss) and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatments of wash sale losses and passive foreign investment companies.

The distributions paid by the Funds during the fiscal years ended June 30, 2007 and June 30, 2006 were characterized as follows:

	Select Value Fund		Small Cap Equity Fund
	6/30/07	6/30/06	6/30/07	6/30/06
Ordinary income	$894,619	$435,726	$398,777	$208,753
Net LT Capital Gain	224,230	—	88,003	—
Total Distributions	$1,118,849	$435,726	$486,780	$208,753

The Funds designated as long-term capital gain dividends, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce earnings and profits of the Funds related to net capital gains to zero for the tax year ended June 30, 2007.

High Pointe Funds

NOTES TO FINANCIAL STATEMENTS at June 30 2007, Continued

As of June 30, 2007, the Funds’ most recently completed fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

		Small Cap
	Select Value Fund	Equity Fund
Cost of investments for tax purposes	$41,625,180	$4,665,462
Gross tax unrealized appreciation	4,898,450	411,859
Gross tax unrealized depreciation	(854,726)	(251,461)
Net tax unrealized appreciation	$4,043,724	$160,398
Undistributed ordinary income	666,108	227,509
Undistributed long-term capital gain	1,783,794	144,953
Total distributable earnings	2,449,902	372,462
Total accumulated earnings	$6,493,626	$532,860

High Pointe Funds

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and
Shareholders of Advisors Series Trust

We have audited the accompanying statements of assets and liabilities of High Pointe Select Value Fund and High Pointe Small Cap Equity Fund (the “Funds”), each a series of Advisors Series Trust, including the schedules of investments, as of June 30, 2007, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period December 28, 2004 to June 30, 2005.  These financial statements and financial highlights are the responsibility of the Funds’ management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting.  Accordingly, we express no such opinion.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of June 30, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of High Pointe Select Value Fund and High Pointe Small Cap Equity Fund as of June 30, 2007, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended, and for the period December 28, 2004 to June 30, 2005, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
August 17, 2007

High Pointe Funds

NOTICE TO SHAREHOLDERS at June 30, 2007 (Unaudited)

For the year ended June 30, 2007, the Select Value Fund designated $224,230 and the Small Cap Equity Fund designated $88,002 as long-term capital gains for purposes of the dividends paid deduction.  For the year ended June 30, 2007, the Select Value Fund designated $894,619 as ordinary income for purposes of the dividends paid deduction and the Small Cap Equity Fund designated $398,778 as ordinary income for purposes of the dividends paid deduction.

For the year ended June 30, 2007, certain dividends paid may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from net investment income designated as qualified dividend income for the Select Value Fund and Small Cap Equity Fund were 44% and 5%, respectively.

For corporate shareholders in the Select Value Fund and the Small Cap Equity Fund, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended June 30, 2007 were 34% and 4%, respectively.

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling (800) 984-1099 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the Period Ended June 30, 2007

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent period ended June 30, 2007 is available without charge, upon request, by calling (800) 984-1099.  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The High Pointe Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Information included in the Funds’ Form N-Q is also available by calling (800) 984-1099.

High Pointe Funds

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited)

This chart provides information about the Trustees and Officers who oversee the Funds.  Officers elected by the Trustees manage the day-to-day operations of the Funds and execute policies formulated by the Trustees.

INDEPENDENT TRUSTEES

Name, Age		Number of
Address		Portfolios
Position held with Funds	Trustee	Overseen
Principal Occupation(s) and other	of Funds	in Fund
Directorships during past five years	Since*	Complex**
Walter E. Auch, Age 86	1997	2
615 E. Michigan Street
Milwaukee, WI 53202
Trustee
Management Consultant, formerly Chairman, CEO of Chicago
Board Options Exchange and former President of Paine Webber.
Other Directorships: Nicholas-Applegate Funds, Citigroup Funds,
Pimco Advisors LLP, Senele Group and UBS Management

Eric M. Banhazl, Age 49	1997	2
615 E. Michigan Street
Milwaukee, WI 53202
Trustee, President
Retired; formerly Senior Vice President, U.S. Bancorp Fund Services,
LLC, the Funds’ administrator, from 2001 to 2006; formerly, Executive
Vice President, Investment Company Administration, LLC (“ICA”).

James Clayburn LaForce, Age 78	2002	2
615 E. Michigan Street
Milwaukee, WI 53202
Trustee
Dean Emeritus, John E. Anderson Graduate School of Management,
University of California, Los Angeles.
Other Directorships: The Payden & Rygel Investment Group, The
Metzler/Payden Investment Group, Arena Pharmaceuticals and Cancervax

Donald E. O’Connor, Age 71	1997	2
615 E. Michigan Street
Milwaukee, WI 53202
Trustee
Financial Consultant, formerly Executive Vice President and Chief
Operating Officer of ICI Mutual Insurance Company (until January, 1997).
Other Directorships: The Forward Funds

George J. Rebhan, Age 72	2002	2
615 E. Michigan Street
Milwaukee, WI 53202
Trustee
Retired; formerly President, Hotchkis and Wiley Funds
(mutual funds) from 1985 to 1993.
Trustee: E*Trade Funds

High Pointe Funds

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited), Continued

Name, Age		Number of
Address		Portfolios
Position held with Funds	Trustee	Overseen
Principal Occupation(s) and other	of Funds	in Fund
Directorships during past five years	Since*	Complex**
George T. Wofford III, Age 67	1997	2
615 E. Michigan Street
Milwaukee, WI 53202
Trustee
Senior Vice President, Information Services, Federal Home Loan
Bank of San Francisco.
Other Directorships: None

OFFICERS
Robert M. Slotky, Age 60	N/A	N/A
2020 E. Financial Way
Glendora, CA 91741
Chief Compliance Officer, Vice President, AML Officer
Vice President, U.S. Bancorp Fund Services, LLC, the Funds’
administrator (since July 2001); formerly Senior Vice President, ICA.

Jeanine M. Bajczyk, Age 42	N/A	N/A
615 E. Michigan Street
Milwaukee, WI 53202
Secretary
Assistant Vice President, Legal Compliance and Administration, U.S.
Bancorp Fund Services, LLC (since May 2006); Senior Counsel, Wells
Fargo Funds Management LLC (May 2005 to May 2006); Associate
Counsel, Strong Financial Corporation (January 2001 to May 2005).

Douglas G. Hess, Age 39	N/A	N/A
615 E. Michigan Street
Milwaukee, WI 53202
Treasurer
Vice President, Compliance and Administration, U.S. Bancorp Fund
Services, LLC (since March 1997).

*	The term for each Trustee is indefinite.
**
The Trust is comprised of numerous portfolios managed by unaffiliated investment advisors. The term “Fund Complex” applies only to the Funds. The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment advisor with any other series.

The Statement of Additional Information includes additional information about the Funds’ trustees and officers and is available, without charge, upon request by calling 1-800-984-1099.

(This Page Intentionally Left Blank.)

Advisor
High Pointe Capital Management, LLC
One North LaSalle, Suite 2001
Chicago, IL 60089

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(800) 984-1099

Custodian
U.S. Bank, N.A.
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
Paul, Hastings, Janofsky & Walker, LLP
55 Second Street, 24th Floor
San Francisco, CA 94105

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.  For a current prospectus please call (800) 984-1099.  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 6/30/2007	FYE 6/30/2006
Audit Fees	$29,400	$28,200
Audit-Related Fees	N/A	N/A
Tax Fees	$5,200	$4,800
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.  All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.  (If more than 50 percent of the accountant’s hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 6/30/2007	FYE 6/30/2006
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s independent trustees serve as its nominating committee, however, they do not make use of a nominating committee charter.  There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fourth fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*        /s/ Eric M. Banhazl
            Eric M. Banhazl, President

Date   9/5/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Eric M. Banhazl
            Eric M. Banhazl, President

Date 9/5/07

By (Signature and Title)*       /s/ Douglas G. Hess
            Douglas G. Hess, Treasurer

Date 9/6/07

* Print the name and title of each signing officer under his or her signature.